Net Loss per Share - Schedule of Diluted Net Loss Per Share Attributable to Stockholders (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders	26,628,821	25,756,342	26,628,821	25,756,342	25,179,352	24,921,837
Stock options [Member]
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders	2,164,238	2,052,239	2,164,238	2,052,239	2,214,769	1,967,734
Series A Preferred Stock (as converted to common stock) [Member]
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders	3,588,406	3,913,043	3,588,406	3,913,043	3,588,406	3,913,043
Publicly traded warrants [Member]
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders	14,166,666	14,166,666	14,166,666	14,166,666	14,166,666	14,166,666
Shortfall Warrants [Member]
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders	3,209,511	3,874,394	3,209,511	3,874,394	3,209,511	3,874,394
Contingent Sponsor Shares [Member]
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders		1,000,000		1,000,000		1,000,000
Term Loan Warrants [Member]
Schedule of Diluted Net Loss Per Share Attributable to Stockholders [Line Items]
Total net loss per share attributable to stockholders	3,500,000	750,000	3,500,000	750,000